Fair Value of Financial Assets and Liabilities - Fair Value Measured of Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	$ 251,878	$ 222,068
Liabilities	(171,136)	(148,893)
Fair value measurement [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	790	1,092
Liabilities	(150)	(100)
Fair value measurement [Member] | Foreign currency derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	(150)
Fair value measurement [Member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	663	1,091
Liabilities		108
Fair value measurement [Member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	127	1
Liabilities	(150)	$ (208)
Fair value measurement [Member] | Level 2 [member] | Foreign currency derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	(150)
Fair value measurement [Member] | Marketable securities [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	647
Fair value measurement [Member] | Marketable securities [Member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	647
Fair value measurement [Member] | Commodity derivatives assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	103
Fair value measurement [Member] | Commodity derivatives assets [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	16
Fair value measurement [Member] | Commodity derivatives assets [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	87
Fair value measurement [Member] | Foreign currency derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	40
Fair value measurement [Member] | Foreign currency derivatives [Member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	$ 40